Stock appreciation rights ("SARs") (Tables)	6 Months Ended
Jun. 30, 2015
Stock appreciation rights ("SARs") [Abstract]
Summary of Awards, Simulation Inputs and Outputs
A summary of awards, simulation inputs and outputs is as follows:

				Monte Carlo Simulation Inputs
Date	SARs Awarded	Exercise Price	Vesting Period	Grant Price	Dividend Yield	Risk-free rate of Return	Expected Volatility	Weighted Average Fair Value	Average Expected Exercise Life
01-Aug-13	1,078,125	$14.00	5 yrs	$14.00	2.87%	2.15%	54.89%	$4.28	4.9 - 6.0 yrs
12-Mar-14	22,118	$13.66	3 yrs	$13.66	2.93%	2.06%	56.31%	$4.17	4.6 - 5.0 yrs
01-Jun-14	5,595	$13.91	3 yrs	$13.91	2.88%	2.20%	53.60%	$4.20	4.5 - 5.0 yrs
06-Mar-15	37,797	$10.25	3 yrs	$10.25	3.90%	1.90%	61.38%	$2.98	4.2 - 5.0 yrs

Schedule of Cost Related to Non-vested Awards Expected to be Unrecognized	The total cost related to non-vested awards expected to be recognised through 2018 is set forth below:
Period	Total
2015	724,062
2016	1,027,447
2017	333,670
2018	106,198
2,191,377